Gross Unrealized Losses on, and Fair Value of Investment Securities, Aggregated by Investment Category and Length of Time that Individual investment Securities have been in a Continuous Unrealized Loss Position (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Gain (Loss) on Investments [Line Items]
Less than 12 months Fair value	¥ 198
Less than 12 months Unrealized loss	6
12 months or more Fair value	23
12 months or more Unrealized loss	2
Equity securities
Gain (Loss) on Investments [Line Items]
Less than 12 months Fair value	16	1,103
Less than 12 months Unrealized loss	1	92
12 months or more Fair value	23	770
12 months or more Unrealized loss	2	100
Debt Securities
Gain (Loss) on Investments [Line Items]
Less than 12 months Fair value	182
Less than 12 months Unrealized loss	¥ 5